Disclosure about Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Assets:
Loans receivable, Carrying Amount	$ 895,665		$ 292,507
Available-for-sale equity investments, Carrying Amount	1,384		980
Available-for-sale equity investments, Fair Value	1,384		980
Cash and cash equivalents, Carrying Amount	1,033,764		163,482	131,570	35,476
Cash and cash equivalents	1,033,764		163,482
Financial Liabilities:
Borrowings under unsecured lines of credit arrangements, Carrying Amount	0		610,000	300,000
Borrowings under unsecured lines of credit arrangements, Fair Value	0		610,000
Senior unsecured notes, Carrying Amount	6,114,151		4,434,107
Senior unsecured notes, Fair Value	6,793,424		4,709,736
Secured debt, Carrying Amount	2,336,196		2,112,649
Secured debt, Fair Value	2,515,145		2,297,278
Interest rate swap agreements, Carrying Amount	(264)	[1]	2,854
Interest rate swap agreements, Fair Value	264		2,854
Foreign currency forward contract	(7,247)	[1]
Mortgage Loans [Member]
Financial Assets:
Loans receivable, Carrying Amount	87,955		63,934
Loans receivable, Fair value	88,975		64,194
Other Real Estate Loans Receivable [Member]
Financial Assets:
Loans receivable, Carrying Amount	807,710		228,573
Loans receivable, Fair value	$ 820,195		$ 231,308

[1]	(2) Please see Note 11 for additional information.